EQUITY (Share capital Narrative) (Details) - shares	Dec. 29, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Shares issued (in shares)	152,410,994	169,986,477
Shares outstanding (in shares)	152,410,994	169,986,477
Number of shares in entity held by entity or by its subsidiaries or associates	94,535	8,245
Entity Common Stock, Shares Outstanding	152,410,994
First Preference Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)	0	0
Second Preferences Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)	0	0